Supplementary cash flow information	12 Months Ended
Dec. 31, 2018
Supplementary cash flow information
Supplementary cash flow information

25. Supplementary cash flow information

The following additional information is provided with respect to net cash provided by (used in) investing activities for the years ended December 31, 2018, 2017 and 2016:

Details for net cash provided by (used in) investing activities in € THOUS
	2018	2017	2016
Details for acquisitions
Assets acquired	(360.375)	(758.720)	(792.941)
Liabilities assumed	21.122	128.552	113.491
Noncontrolling interests subject to put provisions	11.901	68.069	43.628
Noncontrolling interests	45.319	14.293	14.448
Non-cash consideration	28.530	8.851	220.849
Cash paid	(253.503)	(538.955)	(400.525)
Less cash acquired	3.538	17.630	20.660
Net cash paid for acquisitions	(249.965)	(521.325)	(379.865)

Cash paid for investments	(590.199)	(17.999)	(129.764)
Cash paid for intangible assets	(85.103)	(26.370)	(12.171)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	(925.267)	(565.694)	(521.800)

Details for divestitures
Cash received from sale of subsidiaries or other businesses, less cash disposed	1.532.724	157.025	1.324
Cash received from divestitures of securities	150.172	256.136	116.922
Cash received from repayment of loans	79	2.227	72.001
Proceeds from divestitures	1.682.975	415.388	190.247

The following table shows a reconciliation of debt to net cash provided by (used in) financing activities for 2018:

Reconciliation of debt to net cash provided by (used in) financing activities in € THOUS
			Non-cash changes
	January 1, 2018	Cash Flow	Acquisitions	Foreign currency translation	Amortization of debt issuance costs	New leases	Other	December 31, 2018

Short-term debt	760.279	444.844	3.046	(2.860)	-	-	(15)	1.205.294
Short-term debt from related parties	9.000	179.900	-	-	-	-	-	188.900
Long-term debt and capital lease obligations (excluding Accounts Receivable Facility)(1)	6.384.734	(453.717)	8.652	188.165	15.975	6.517	1.708	6.152.034
Accounts Receivable Facility	293.673	(298.912)	-	4.883	356	-	-	-

(1) Cash Flow excluding repayments of variable payments outstanding for acquisitions in the amount of €10.099.

The following table shows a reconciliation of debt to net cash provided by (used in) financing activities for 2017:

Reconciliation of debt to net cash provided by (used in) financing activities in € THOUS
			Non-cash changes
	January 1, 2017	Cash Flow	Acquisitions	Foreign currency translation	Amortization of debt issuance costs	New leases	Other	December 31, 2017

Short-term debt	572.010	202.687	(5.091)	(9.298)	-	-	(29)	760.279
Short-term debt from related parties	3.000	6.000	-	-	-	-	-	9.000
Long-term debt and capital lease obligations (excluding Accounts Receivable Facility)(1)	7.392.067	(491.428)	108.535	(656.556)	20.109	8.801	3.206	6.384.734
Accounts Receivable Facility	165.037	157.564	-	(29.138)	210	-	-	293.673

(1) Cash Flow excluding repayments of variable payments outstanding for acquisitions in the amount of €25,590.